Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Stone Ridge Global Equity Variance Risk Premium Master Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Stone Ridge Global Equity Variance Risk Premium Master Fund’s (the “Fund”) investment objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
A mutual fund generally pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds (the “Underlying Funds”); however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolios. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund had not commenced investment operations as of October 31, 2014.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. The Fund is a special type of mutual fund that invests in a combination of Underlying Funds, specifically Class I Shares of the Stone Ridge U.S. Large Cap Variance Risk Premium Fund (the “U.S. Large Cap Variance Risk Premium Fund”), the Stone Ridge U.S. Small Cap Variance Risk Premium Fund (the “U.S. Small Cap Variance Risk Premium Fund”), the Stone Ridge International Developed Markets Variance Risk Premium Fund (the “Developed Markets Variance Risk Premium Fund”), and the Stone Ridge Emerging Markets Variance Risk Premium Fund (the “Emerging Markets Variance Risk Premium Fund”), which are also managed by the Adviser. The Underlying Funds were chosen based on the determination of the Adviser that they could provide capital appreciation.

In managing the Underlying Funds, the Adviser focuses primarily on one source of expected returns – the “variance risk premium” in equity options. “Variance risk premium” is defined as the tendency for “implied volatility” – the expected level of volatility priced into an option – to be higher, on average, than the volatility actually experienced on the security underlying the option. For example, an option buyer typically pays a premium to an option seller, such as the Fund, that is priced based on the expected amount by which the value of the instrument underlying the option will move up or down. On average, this expected amount of value movement (or implied volatility) is generally greater than the amount by which the value of the underlying instrument actually moves (realized volatility). By entering into derivatives contracts, an Underlying Fund is, in essence, accepting a risk that its counterparty seeks to transfer in exchange for the premium received by the Underlying Fund under the derivatives contract. By providing this risk transfer service, an Underlying Fund seeks to benefit over the long-term from the difference between the level of volatility priced into the options it sells and the level of volatility realized on the securities underlying those options.

The Adviser does not intend to purchase or sell securities for the Underlying Funds’ investment portfolios based on prospects for the economy, the securities markets, or the individual issuers themselves. Instead, the Underlying Funds seek to identify variance risk premiums wherever they may arise, regardless of the specific underlying securities, and to provide an investment return and a regular stream of distributions from the premiums it receives from writing options offering those premiums. In constructing the Underlying Funds’ investment portfolio, the Adviser seeks to identify a universe of eligible securities offering the Underlying Funds the potential to capture the benefit of variance risk premiums. The Adviser then sells options on a subset of that universe while seeking to keep trading costs as low as practicable, given the appropriate execution requirements of the strategy. The extent of an Underlying Fund’s exposure to any particular asset class is determined according to global supply and demand for the risk transfer services provided by the Underlying Fund’s investments.

The Underlying Funds typically pursue their investment objectives by writing (selling) call and put options related to U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities. The Adviser considers U.S. large cap, U.S. small cap, developed markets, and emerging markets equity securities to include the equity securities of U.S. large cap companies, U.S. small cap companies, developed markets issuers, or emerging markets issuers, as the case may be, as well as American Depositary Receipts (“ADRs”), exchange traded funds (“ETFs”), and indices providing exposure to these securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Underlying Funds whose principal investment strategy is to write call and put options related to equity securities. In addition, the Fund currently intends to invest at least 40% of its net assets in Underlying Funds whose principal investment strategy is to write call and put options related to foreign securities from at least ten countries, not including the U.S. Unless international market conditions are not deemed favorable by the Adviser, the Adviser intends at all times to have 25-50% exposure to non-U.S. markets. Currently, the Adviser allocates approximately one-third (1/3) of the Fund’s assets to U.S. large cap securities, one-sixth (1/6) to U.S. small cap securities, one-third (1/3) to developed markets securities, and one-sixth (1/6) to emerging markets securities. The Adviser monitors the Underlying Funds and periodically rebalances the Fund’s investments to bring them back within their target asset allocation ranges. In response to changing market or economic conditions, the Adviser may change the Fund’s target asset allocation ranges at any time, without prior approval from or notice to shareholders. For temporary periods, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments. This will generally occur at times when the Adviser is unable to immediately invest cash received from purchases of Fund shares or from redemptions of other investments.

A call option typically gives the option buyer the right to buy, and obligates the option seller to sell, a security at an agreed-upon price; a put option gives the option buyer the right to sell, and obligates the option seller to purchase, a security at an agreed-upon price. Generally, each Underlying Fund intends to sell call and put options that are at-the-money or out-of-the-money (meaning that the exercise price generally will be at or above (in the case of a call option) or at or below (in the case of a put option) the current price of the underlying equity security, ADR, ETF, or index when the option is sold). Options that are more substantially out-of-the-money generally would pay lower premiums than options that are at or slightly out-of-the-money. By selling call options, an Underlying Fund will sell the opportunity for appreciation above the option exercise price to the option purchaser in exchange for the option premium. By selling put options, an Underlying Fund will sell protection against depreciation below the option exercise price to the option purchaser in exchange for an option premium. If an option sold by an Underlying Fund is exercised, the Underlying Fund will either purchase or sell the security at the strike price or pay to the option holder the difference between the strike price and the current price level of the underlying equity security, ADR, ETF, or index, depending on the terms of the option.

When an Underlying Fund writes an option, it is typically required to post collateral, or “initial margin,” to secure its payment or delivery obligations. The Underlying Fund then pays or receives margin periodically during the term of the option depending on changes in value of the option. In the U.S., an Underlying Fund typically will maintain the initial margin with its custodian in an escrow arrangement; outside the U.S., an Underlying Fund may maintain the margin directly with its broker or the option clearinghouse (and subject to the fraud and credit risk of the broker or clearinghouse). In some markets, the amount of margin posted on behalf of an Underlying Fund can be as much as 30% of the notional amount of the option.

An Underlying Fund will invest in government obligations (including U.S. and non-U.S. government securities with remaining maturities of one year or less), as well as equities, ADRs, and ETFs, typically to meet asset coverage or margin requirements on the Underlying Fund’s option writing strategy. An Underlying Fund’s securities may be denominated in foreign currencies. An Underlying Fund may, but is not obligated to, hedge its foreign currency exposure relative to the dollar. Typically, the Underlying Fund will cover call options with equity securities and will cover put options with U.S. or foreign government obligations; however, the Underlying Fund may use any liquid assets as cover or margin. An Underlying Fund may write call options on an underlying security it does not own and put options in respect of an underlying security in which the Underlying Fund does not have a short position (so-called “naked” call or put options). At times the Underlying Fund may hold significant positions in equities, ADRs, ETFs, U.S. or foreign government obligations or cash and cash equivalents. The Underlying Fund may at times write options on equities, ADRs, ETFs, and indices with aggregate notional value greater than the value of the Underlying Fund’s assets. In those cases, the Underlying Fund may be considered to have created investment leverage; leverage increases the volatility of the Underlying Fund and may result in losses greater than if the Underlying Fund had not been leveraged. It is also possible that the Underlying Fund will create investment leverage by borrowing money.

The assets of each of the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may be invested in a wholly-owned and controlled subsidiary (each a “Subsidiary”) formed under the laws of the Cayman Islands and advised by the Adviser. Each Subsidiary is expected to write call and put options related to either developed markets or emerging markets securities.

The Underlying Funds also may enter into futures contracts for hedging purposes. The use of derivatives gives rise to a form of leverage and the related risks. For the Adviser and the Underlying Funds to remain eligible for certain regulatory exclusions under the Commodity Exchange Act (the “CEA”), the Underlying Funds will be limited in their ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions.

The Underlying Funds may lend their portfolio securities to broker-dealers and other institutional borrowers.

The Adviser may consider the tax consequences of the Underlying Funds’ investment strategy, but there is no assurance that the Underlying Funds will be managed in a tax-advantaged manner.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is generally sold to (i) institutional investors, including registered investment advisers (RIAs), that meet certain qualifications and have completed a training program provided by the Adviser; (ii) clients of such institutional investors; and (iii) certain other eligible investors. Investors should carefully consider the Fund’s risks and investment objectives, as an investment in the Fund may not be appropriate for all investors and is not designed to be a complete investment program.

There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a high degree of risk. It is possible that investing in the Fund may result in a loss of some or all of the amount invested. Before making an investment/allocation decision, investors should (i) consider the suitability of this investment with respect to an investor’s or a client’s investment objectives and individual situation and (ii) consider factors such as an investor’s or a client’s net worth, income, age, and risk tolerance. Investment should be avoided where an investor/client has a short-term investing horizon and/or cannot bear the loss of some or all of the investment.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of the Fund’s investments may change because of broad changes in the markets in which the Underlying Funds invest or because of the Fund’s asset allocation, which may result in a loss of a portion or all of the money invested in the Fund. Many factors influence a mutual fund’s performance.

The following summarizes the principal risk factors that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund’s overall portfolio. Before investing, please be sure to read the additional descriptions of these risks under “More Information on the Risks of Investing,” beginning on page 4 of this Prospectus.

Risks of Investing in the Underlying Funds. The investment objective of each Underlying Fund is to seek capital appreciation. The strategies and principal risks of the Underlying Funds are described in this Prospectus. The risks for the Fund include both the risks associated with an investment in the Fund and the risks associated with indirect investment in the portfolio of each of the Underlying Funds. In managing the Fund, the Adviser will have authority to change the asset allocation amounts among the Underlying Funds. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. Generally, for example, a greater allocation to the U.S. Small Cap Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund will have the effect of increasing the risks associated with small-cap or emerging market issuers, respectively. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund could be forced to sell their shares of that Underlying Fund at a disadvantageous time. The Fund’s ability to achieve its investment objective depends largely upon the performance of the Underlying Funds and the Adviser’s allocation of assets among the Underlying Funds. To the extent an Underlying Fund has high portfolio turnover, the Underlying Fund may incur higher transaction costs, which may adversely affect performance and may produce increased taxable distributions. There is the risk that the Adviser’s evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in light of actual market conditions. The Adviser may be subject to potential conflicts of interest in allocating assets to the Underlying Funds to the extent that the fees paid to it by some Underlying Funds are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Derivatives Risk. Derivatives are financial contracts the value of which depends on, or is derived from, the underlying security or other reference asset. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying reference they are designed to track. The Underlying Funds may invest in derivatives to generate income from premiums, for investment purposes and for hedging and risk management purposes. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by an Underlying Fund. See the Statement of Additional Information for additional information of the various types and uses of derivatives in the Underlying Funds’ strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, an Underlying Fund’s use of over-the-counter (“OTC”) derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, an Underlying Fund will still have contractual remedies but may not be able to enforce them. The Underlying Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on an Underlying Fund and the Fund.

Derivatives also present other risks described in this Prospectus, including market-related risk, illiquidity risk, currency risk, and credit risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation.

The Underlying Funds’ use of derivatives may not be effective or have the desired results. For example, an Underlying Fund may not be able to capture the variance risk premium to the extent that it makes an investment with respect to which the realized volatility of the underlying investment equals or exceeds the implied volatility, which may happen if the value of the underlying investment moves in an unexpected direction or to an unanticipated degree. Moreover, suitable derivatives will not be available in all circumstances. In addition, the Adviser may decide not to use derivatives to hedge or otherwise reduce an Underlying Fund’s risk exposures, potentially resulting in losses for the Underlying Fund and the Fund.

OTC derivatives are highly susceptible to illiquidity risk. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

Options Risk Generally. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices or other economic factors of the underlying investments. No assurances can be given that the Adviser’s judgment in this respect will be correct.

The market price of written options will be affected by many factors, including changes in the market price or other economic attributes of the underlying investment; changes in the realized or perceived volatility of the relevant market and underlying investment; and the time remaining before an option’s expiration.

The market price of options, particularly OTC options, may be adversely affected if the market for the options becomes less liquid or smaller. The Underlying Funds may close out a written option position by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position by buying or selling the option.

An Underlying Fund’s options positions will be marked to market on each day that the Underlying Fund strikes its NAV. Each Underlying Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded,. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers.

For certain non-U.S. options, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund (directly or through their Subsidiaries) may post margin (i) with their U.S. broker, who is expected typically to re-hypothecate the margin to a non-U.S. broker or clearinghouse, or (ii) with their non-U.S. broker, who will maintain the margin or re-hypothecate it to a clearinghouse. Such margin may be held by the brokers in commingled accounts with margin from other clients of the broker. The margin maintained by these brokers or clearinghouses is not subject to the regulatory protections provided by bank custody arrangements. If initial margin is not maintained with the Underlying Fund’s custodian, the Underlying Fund is exposed to the fraud and credit risk of these brokers and clearinghouses over time.

Options writing can cause an Underlying Fund’s share price to be highly volatile, and it may be subject to sudden and substantial losses.

Call Option Risk. When a single equity security or ETF call option is exercised, the Underlying Funds will generally be required to deliver the underlying security (unless the contract calls for cash settlement). Accordingly, potential losses on written covered call options can be equal to the appreciation of the underlying security in excess of the option exercise price. In addition, the Underlying Funds continue to bear the risk of a decline in the value of the underlying security. By writing covered call options on its portfolio securities, an Underlying Fund may be unable to sell the underlying security until the option expires or is exercised and may be less likely to sell the underlying security to take advantage of new investment opportunities. As a seller of single equity security or ETF call options, if an Underlying Fund does not own the underlying security, it may be required to purchase the security to meet the requirements of the contract. Thus, the exercise of call options sold by an Underlying Fund may require the Underlying Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices.

The purchaser of an index call option has the right to receive a cash payment equal to any appreciation in the value of the index over the strike price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. As the writer of index call options, an Underlying Fund will be responsible, during the option’s life, for any increases in the value of the index above the strike price of the call option. When an index call option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the value of the index at contract termination over the strike price of the option. Accordingly, the Underlying Funds’ potential losses on writing index call options are extensive.

Accordingly, when an Underlying Fund writes (sells) an option, it faces the risk that it will experience a loss if the option purchaser exercises the option sold by the Underlying Fund.

Put Option Risk. Put options on single equity securities or ETFs written by an Underlying Fund may be physically settled, requiring the underlying equity security to be received by the Underlying Fund upon exercise of the option or, alternatively, may have cash settlement provisions. An Underlying Fund may be required to take delivery of an equity security that it does not want to have in its portfolio upon the exercise of the put option by the option buyer while paying a price for that security in excess of its current market price. Accordingly, losses on written put options can be substantial. While the risk of selling put options in a spread transaction may be mitigated by an Underlying Fund’s purchase of offsetting options at a lower exercise price (thereby capping the maximum loss potential) there can be no assurance that offsetting options will be available to allow the Underlying Fund to close out its written options.

The purchaser of an index put option has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the put option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index put options such as the Underlying Funds cannot provide in advance for their potential settlement obligations by selling short the underlying securities. As the writer of index put options, the Underlying Funds will be responsible, during the option’s life, for any decreases in the value of the index below the strike price of the put option. When an index put option is exercised, an Underlying Fund will be required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index at contract termination. Accordingly, the potential losses from writing index put options can be substantial.

Management and Operational Risk. Each Underlying Fund is subject to management risk because it relies on the Adviser’s ability to achieve its investment objective. Each Underlying Fund runs the risk that the Adviser’s investment techniques will fail to produce desired results and cause it to incur significant losses. The Adviser may fail to use derivatives effectively, may select investments that do not perform as anticipated by the Adviser, and may choose to hedge or not to hedge positions at disadvantageous times. Any imperfections, errors, or limitations in quantitative analyses and models used by the Adviser as part of its investment process could affect each Underlying Fund’s and the Fund’s performance.

The Fund and each Underlying Fund also are subject to the risk of loss as a result of other services provided by the Adviser and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider.

Illiquidity Risk. Illiquidity risk is the risk that the investments held by an Underlying Fund may be difficult or impossible to sell at the time that the Underlying Fund would like or at the price that the Underlying Fund believes the security is currently worth. There can be no assurances that a liquid market for the Underlying Funds’ investments will be maintained, in which case an Underlying Fund’s ability to realize full value in the event of the need to liquidate certain assets may be impaired and/or result in losses to the Underlying Fund and the Fund. Illiquid investments may also be difficult to value.

Leveraging Risk. Each Underlying Fund may borrow or enter into derivative transactions for investment purposes, which will cause such Underlying Fund to incur investment leverage. Therefore, the Underlying Funds and the Fund are subject to leveraging risk. Leverage magnifies an Underlying Fund’s exposure to declines in the value of one or more underlying investments or creates investment risk with respect to a larger pool of assets than the Underlying Fund would otherwise have. The value of an investment in an Underlying Fund and, therefore, the Fund will be more volatile and other risks tend to be compounded if and to the extent the Underlying Fund borrows or uses derivatives or other investments that have embedded leverage. Engaging in such transactions may cause an Underlying Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

Equity Investing Risk. Equity securities risk is the risk that the value of equity instruments to which the Underlying Funds are exposed will fall due to general market or economic conditions; overall market changes; local, regional or global political, social or economic instability; currency, interest rate and commodity price fluctuations; perceptions regarding the industries in which the issuers participate, and the particular circumstances and performance of the issuers. Market conditions may affect certain types of equity securities to a greater extent than other types. Although equities have historically generated higher average returns than debt securities over the long term, equity securities also have experienced significantly more volatility in returns.

Larger Company Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Companies with large capitalization tend to go in and out of favor based on market and economic conditions and, while they can be less volatile than companies with smaller market capitalizations, they may also be less flexible in evolving markets or unable to implement change as quickly as their smaller counterparts. Accordingly the value of large-capitalization stocks may not rise to the same extent as the value of small or mid-cap companies under certain market conditions or during certain periods. The U.S. Large Cap Variance Risk Premium Fund may allocate any proportion of its assets to stocks of large capitalization companies. In consequence, that Fund may have substantial exposure to stocks of large capitalization companies.

Smaller Company Risk. The equity securities of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. The U.S. Small Cap Variance Risk Premium Fund may allocate any proportion of its assets to smaller companies. In consequence, that Fund may have substantial exposure to smaller companies.

Foreign Securities Risk. Direct or indirect investments in securities of foreign issuers involve risks not ordinarily associated with exposure to securities and instruments of U.S. issuers. For example, foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Foreign securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. The Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s exposure to foreign securities may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. Fluctuations in foreign currency exchange rates and exchange controls may adversely affect the market value of these Underlying Fund’s indirect and direct investments in foreign securities (see “Currency Risk” below). These Underlying Funds may not be able to pass through to its shareholders foreign income tax credits in respect of a portion of or all foreign income taxes it pays. There may be difficulty in obtaining or enforcing a court judgment abroad. The willingness and ability of foreign governmental entities to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash-flow considerations related to the availability of tax or other revenues to satisfy the issuer’s obligations. If a foreign governmental entity defaults on its obligations on the securities, the holder of such securities may have limited recourse available to it. The laws of some foreign countries may limit these Underlying Funds’ ability to gain exposure to securities of certain issuers located in those countries. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect these Underlying Fund’s assets held in foreign countries.

If the Developed Markets Variance Risk Premium Fund or the Emerging Markets Variance Risk Premium Fund invest in foreign issuers by purchasing ADRs or American Depositary Receipts (dollar-denominated depositary receipts issued generally by domestic banks and representing the deposit with the bank of a security of a non-U.S. issuer; ADRs are publicly traded on exchanges or OTC in the U.S.), the Underlying Fund is exposed to credit risk with respect to the issuer of the ADR, in addition to the risks of the underlying foreign securities.

Emerging Markets Risk. Obtaining exposure to emerging market securities and currencies entails all of the risks associated with foreign (non-U.S.) investments (see “Foreign Securities Risk”), but to a heightened degree. Compared to foreign developed markets, exposure to emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies.

ETF Risk. The Underlying Funds may invest in the securities of ETFs, to the extent permitted by law, and may have exposure to ETFs through their derivative contracts. Direct or indirect investing in an ETF exposes the Underlying Funds to all of the risks of that ETF’s investments. ETFs are designed to provide investment results that generally correspond (on a direct basis or on a multiple, inverse, or multiple inverse basis) to the price and yield performance of the component assets of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component assets fluctuate according to market volatility. Direct or indirect investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index assets in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of assets. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that an Underlying Fund invests in ETFs, the Underlying Fund must bear these expenses in addition to the expenses of its own operation. As a result, the cost of investing in ETF shares may exceed the costs of investing directly in its underlying investments. ETF shares trade on an exchange at a market price which may vary from the ETF’s net asset value. The Underlying Funds may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value. Because the market price of ETF shares depends on the demand in the market for them, the market price of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track, and an Underlying Fund may not be able to liquidate ETF holdings at the time and price desired, which may impact the performance of the Underlying Fund and the Fund.

Currency Risk. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Developed Markets Variance Risk Premium Fund’s and the Emerging Markets Variance Risk Premium Fund’s investments. Currency risk includes the risk that the foreign currencies in which these Underlying Funds’ investments are traded, in which these Underlying Funds receive income, or in which these Underlying Funds have taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which these Underlying Funds have obtained exposure through hedging declines in value relative to the currency being hedged, in which event these Underlying Funds may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk.

In purchasing or selling local currency to execute transactions on foreign exchanges, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of these Underlying Funds’ investments in foreign currencies, securities denominated in foreign currencies, derivatives that provide exposure to foreign currencies, and these Underlying Funds’ income available for distribution. Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.

Government Securities Risk. The Underlying Funds invest in securities issued or guaranteed by the U.S. government (including U.S. Treasury obligations which differ in their interest rates, maturities and times of issuance) or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to market risk, risks related to changes in interest rates, and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Underlying Fund and the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future. As a result of their high credit quality and market liquidity, U.S. Government securities generally provide a lower current return than obligations of other issuers.

Foreign Government Obligations and Securities of Supranational Entities Risk. Exposure to foreign government obligations and the sovereign debt of emerging market countries makes the Fund vulnerable to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. The ability and willingness of sovereign obligors in emerging market countries or the governmental authorities that control repayment of their debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Certain countries in which the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund may have investment exposure have historically experienced, and may continue to experience, high rates of inflation, high interest rates and extreme poverty and unemployment. Some of these countries are also characterized by political uncertainty or instability. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations also will be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A governmental obligor may default on its obligations.

Subsidiary Risk. By investing in their Subsidiaries, the Developed Markets Variance Risk Premium Fund and the Emerging Markets Variance Risk Premium Fund are exposed to the risks associated with their respective Subsidiary’s investments. The Subsidiaries will not be registered as investment companies under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act, although each Subsidiary will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to its respective Underlying Funds. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of these Underlying Funds and/or the Subsidiaries to operate as described in this prospectus and could adversely affect these Underlying Funds and/or the Fund.

Borrowing Risk. Each Underlying Fund’s ability to obtain leverage through borrowings is dependent upon its ability to establish and maintain an appropriate line of credit. The use of leverage, including through borrowings, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains. Borrowing also will cost an Underlying Fund interest expense and other fees. The cost of borrowing may reduce an Underlying Fund’s return.

Securities Lending Risk. As with other extensions of credit, there are risks of delay and costs involved in recovery of securities or even loss of rights in the securities loaned or in the collateral if the borrower of the securities fails to return the securities or fails financially. An Underlying Fund bears the risk of investments made with the cash collateral received by the Underlying Fund in securities lending transactions. Investments of cash collateral may depreciate and/or become illiquid, although an Underlying Fund remains obligated to return the collateral amount to the borrower upon termination or maturity of the securities loan and may realize losses on the collateral investments and/or be required to liquidate other portfolio assets in order to satisfy its obligations.

Non-Diversification Risk. The Fund and each Underlying Fund are classified as “non-diversified” funds under the 1940 Act. Accordingly, the Underlying Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that an Underlying Fund invests a higher percentage of its assets in the securities of a single issuer, the Underlying Fund and the Fund are more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.

Focused Investment Risk. To the extent that an Underlying Fund focuses its exposures in asset classes, sectors, industries, countries, regions, companies, or issuers that are subject to the same or similar risks, the Underlying Fund and the Fund will be subject to greater overall risk than if the Underlying Fund’s exposures were less focused.

Tax Risk. The Fund and each Underlying Fund in which it invests intend to qualify for treatment as regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order for the Fund or an Underlying Fund to qualify for such treatment, the Fund or Underlying Fund, as the case may be, must derive at least 90% of its gross income each taxable year from qualifying income, meet certain asset diversification tests at the end of each fiscal quarter, and distribute at least 90% of its investment company taxable income for each taxable year. The Fund’s and each Underlying Funds’ investment strategies will potentially be limited by their intention to qualify for treatment as RICs. The tax treatment of certain of the Underlying Funds’ investments under one or more of the qualification or distribution tests applicable to RICs is not certain. An adverse determination or future guidance by the IRS might affect an Underlying Fund’s, and thus the Fund’s, ability to qualify for such treatment.

If, in any year, the Fund or an Underlying Fund were to fail to qualify as a RIC under the Code for any reason, and were not able to cure such failure, the Fund or the Underlying Fund, as the case may be, would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, such a failure by an Underlying Fund would bear adversely on the Fund’s qualification as a RIC.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund and each Underlying Fund are classified as “non-diversified” funds under the 1940 Act. Accordingly, the Underlying Funds may invest a greater portion of their assets in the securities of a single issuer than if they were “diversified” funds. To the extent that an Underlying Fund invests a higher percentage of its assets in the securities of a single issuer, the Underlying Fund and the Fund are more subject to the risks associated with and developments affecting that issuer than a fund that invests more widely.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index. Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This section normally contains a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for year-to-year and by showing how the Fund’s average annual returns for a specified period compare with those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not operated for a full calendar year as of the date of this Prospectus, there is no past performance to report.
Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense (Waiver/Reimbursement)/Recovery	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	rr_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	200
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	629
Class M
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense (Waiver/Reimbursement)/Recovery	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense (Waiver/Reimbursement)/Recovery	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	674

[1]	"Other Expenses" are based on estimated amounts for the Fund's initial fiscal year.
[2]	Reflects the Fund's allocable share of the advisory fees and other expenses of the Underlying Funds (as defined below) and exchange-traded funds in which the Fund invests.
[3]	Through February 28, 2016, the Adviser (defined below) has agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (excluding brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest and commitment fees; short dividend expense; acquired fund fees; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund's business) solely to the extent necessary to limit the Total Annual Fund Operating Expenses to 0.25% for Class I shares and 0.40% for Class M shares of the average annual net assets (on an annualized basis) attributable to such Class of shares of the Fund. The Adviser shall be permitted to recover expenses attributable to the Fund or a Class thereof that the Adviser has borne in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to pay any such waived or reimbursed fees or expenses beyond three years from the end of the fiscal year in which the Adviser waived a fee or reimbursed an expense. Any such recovery by the Adviser will not cause a Class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement. The expense limitation agreement may only be modified by a majority vote of the trustees who are not "interested persons" of the Fund (as defined by the Investment Company Act of 1940).